MoA Clear Passage 2040 Fund Average Annual Total Returns	12 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	15.81%	15.81%	14.53%	14.47%	14.85%	13.10%
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(2.01%)	(0.33%)	1.31%	0.88%	1.35%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.45%		2.76%	2.54%	2.47%	2.15%	1.79%
MoA Clear Passage 2040 Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.35%			9.34%			8.85%
MoA Clear Passage 2040 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.86%			6.55%			6.67%
MoA Clear Passage 2040 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.92%			6.59%			6.45%